13F-HR
<PERIOD>			09/30/02
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE		212-983-8100
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  	Administrative Officer
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY Nov. 13, 2002

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $116,529,198


<PAGE



                                                                 Form 13 F information Table
                                                    Value        Shares/   Sh/  Put/  InvstmtOther    Voting Authority
Name of Issuer         Title of Class     CUSIP     (x$1000)     PRN AMT   PRN  Call  DscretnManagers     Sole Shared None

Aksys Ltd.                   COM      010196103               168    30000  SH         SOLE               30000      0     0
Amazon.com                   COM      023135106               191    12000  SH         SOLE               12000      0     0
American Int'l Group         COM      026874107              2664    48713  SH         SOLE               48713      0     0
Amgen Inc.                   COM      031162100              2055    49300  SH         SOLE               49300      0     0
AOL Time Warner              COM      00184A105               802    68571  SH         SOLE               68571      0     0
Applied Biosystems Group     COM      038020103               585    32000  SH         SOLE               32000      0     0
AT&T Wireless Services, Inc. COM      001957406               806   195800  SH         SOLE              195800      0     0
Barr Laboratories, Inc.      COM      068306109              2268    36425  SH         SOLE               36425      0     0
Biogen Inc.                  COM      090597105               661    22600  SH         SOLE               22600      0     0
Boston Scientific            COM      101137107              7974   252676  SH         SOLE              252676      0     0
C.R. Bard, Inc.              COM      067383109              1709    31300  SH         SOLE               31300      0     0
Cardinal Health Inc.         COM      14149Y108              2358    37925  SH         SOLE               37925      0     0
Chevron Texaco               COM      166764100              1501    21677  SH         SOLE               21677      0     0
Cisco Systems Inc.           COM      17275R102              1413   134854  SH         SOLE              134854      0     0
CitiGroup                    COM      172967101              2536    85550  SH         SOLE               85550      0     0
Colgate-Palmolive            COM      194162103              2724    50500  SH         SOLE               50500      0     0
Comcast Corp. Cl A           COM      200300200              2099   100650  SH         SOLE              100650      0     0
Consolidated Edison          COM      209115104              1767    43950  SH         SOLE               43950      0     0
CV Therapeutics, Inc.        COM      126667104               658    31500  SH         SOLE               31500      0     0
CVS Corp.                    COM      126650100              3197   126150  SH         SOLE              126150      0     0
Disney (Walt) Co.            COM      254687106               969    64050  SH         SOLE               64050      0     0
Double Click                 COM      258609304               555   108100  SH         SOLE              108100      0     0
Duke Energy Co.              COM      264399106              1702    87090  SH         SOLE               87090      0     0
El Paso Corporation          COM      283905107               140    16942  SH         SOLE               16942      0     0
EMC Corp                     COM      268648102               132    29000  SH         SOLE               29000      0     0
Exxon Mobil Corporation      COM      30231G102              2926    91735  SH         SOLE               91735      0     0
FleetBoston Financial Corp.  COM      339030108              2116   104084  SH         SOLE              104084      0     0
Gemstar-TV Guide Intl.       COM      36866W106               331   131650  SH         SOLE              131650      0     0
General Electric Co.         COM      369604103              2730   110775  SH         SOLE              110775      0     0
ILEX Oncology, Inc.          COM      451923106               213    45000  SH         SOLE               45000      0     0
Incyte Genomics, Inc.        COM      45337C102               232    50000  SH         SOLE               50000      0     0
Intel Corp.                  COM      458140100              1691   121750  SH         SOLE              121750      0     0
Intl Business Machine        COM      459200101              2183    37450  SH         SOLE               37450      0     0
Intersil Corp                COM      46069S109              1075    82950  SH         SOLE               82950      0     0
IntraBiotics Pharmaceuticals COM      46116T100                54   118000  SH         SOLE              118000      0     0
iSHR Russell 2000 Small Cap  COM      464287655              2219    31025  SH         SOLE               31025      0     0
J.P. Morgan Chase & Co.      COM      46625H100              2095   110325  SH         SOLE              110325      0     0
Johnson & Johnson            COM      478160104               646    11962  SH         SOLE               11962      0     0
Lehman Bros. Hldgs Inc.      COM      524908100              3618    73775  SH         SOLE               73775      0     0
Liberty Media Group          COM      001957208              1859   259050  SH         SOLE              259050      0     0
Lilly, Eli & Co.             COM      532457108               396     7165  SH         SOLE                7165      0     0
Lowes Companies Inc.         COM      548661107              2530    68950  SH         SOLE               68950      0     0
Masco Corp.                  COM      574599106              2470   126350  SH         SOLE              126350      0     0
Medtronic Inc.               COM      585055106              2076    49300  SH         SOLE               49300      0     0
Merck & Co.                  COM      589331107              1896    41500  SH         SOLE               41500      0     0
Microsoft Corp.              COM      594918104              3188    72900  SH         SOLE               72900      0     0
Millenium Pharm              COM      599902103              1001   107500  SH         SOLE              107500      0     0
Morgan Stanley               COM      617446448              2535    74850  SH         SOLE               74850      0     0
Motorola, Inc.               COM      620076109               104    10294  SH         SOLE               10294      0     0
Myriad Genetics, Inc.        COM      62855J104               633    40000  SH         SOLE               40000      0     0
NaviSite Inc.                COM      63935M109                12    75000  SH         SOLE               75000      0     0
Nortel Networks              COM      656568102                33    62400  SH         SOLE               62400      0     0
Novartis AG                  COM      66987V109              2910    73250  SH         SOLE               73250      0     0
Nuveen NY Invest Quality M   MUT FD   67062X101               233    14700  SH         SOLE               14700      0     0
Nuveen NY Select Quality     MUT FD   670976109               156    10000  SH         SOLE               10000      0     0
Omnicare, Inc.               COM      681904108              2190   103700  SH         SOLE              103700      0     0
Oracle Systems               COM      68389X105                94    12000  SH         SOLE               12000      0     0
Pepsico, Inc.                COM      713448108              3055    82685  SH         SOLE               82685      0     0
Pfizer, Inc.                 COM      717081103              1536    52951  SH         SOLE               52951      0     0
Pixelworks, Inc.             COM      72581M107               317    61700  SH         SOLE               61700      0     0
Protein Design Labs, Inc.    COM      74369L103               290    35000  SH         SOLE               35000      0     0
Raytheon Company             COM      755111507              2361    80600  SH         SOLE               80600      0     0
S&P Mid Cap 400 Index        COM      464287507              2399    29460  SH         SOLE               29460      0     0
Scientific Atlanta Inc.      COM      808655104              1111    88850  SH         SOLE               88850      0     0
Sun Microsystems             COM      866810104                60    23500  SH         SOLE               23500      0     0
Target Corporation           COM      87612E106              2020    68450  SH         SOLE               68450      0     0
Tyco International           COM      902124106              2127   150900  SH         SOLE              150900      0     0
Verizon Communications       COM      92343V104              1498    54621  SH         SOLE               54621      0     0
Vertex Pharmaceuticals       COM      92532F100               739    40000  SH         SOLE               40000      0     0
Viacom Inc. Cl. B            COM      925524308              3001    74015  SH         SOLE               74015      0     0
Vodafone                     COM      92857W100               151    11800  SH         SOLE               11800      0     0
Wal Mart Stores Inc.         COM      931142103              2057    41775  SH         SOLE               41775      0     0
Wellpoint Hlth Networks A    COM      94973H108              2719    37100  SH         SOLE               37100      0     0
Wendy's International Inc.   COM      950590109              1998    60350  SH         SOLE               60350      0     0
Williams-Sonoma, Inc.        COM      969904101               649    27500  SH         SOLE               27500      0     0